Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	£ 20.7	£ 4.0
Property, plant and equipment	80.5	73.5	[1]
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17.4	£ 15.3
Laboratory Equipment [Member] | Firefly BioWorks Multiplex And Assay Technology [Member] | Cost And Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 0.5

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.